<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of May, 2013.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 261
FORM 13F INFORMATION TABLE VALUE TOTAL: $665,037,966

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Abbvie, Inc.
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Axle & Mfg. Holdings, Inc.
American Electric Power Company
American Express Company
Antares Pharma Inc.
Apache Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
00287Y109
G1151C101
00507V109
00508Y102
18490102
01861G100
18772103
02209S103
023135106
024061103
025537101
25816109
036642106
037411105

$13,225,814
$3,705,351
$4,231,863
$5,984,157
$893,899
$254,168
$401,868
$969,128
$330,642
$1,031,047
$1,037,712
$409,500
$268,875
$401,724
$469,410
$4,131,301


124,408
104,908
103,773
78,770
61,352
3,665
3,600
18,400
84,998
29,981
3,894
30,000
5,529
5,955
131,120
53,542

124,408

104,908

103,773

78,770

61,352

3,665

3,600

18,400

84,998

29,981

3,894

30,000

5,529

5,955

131,120

53,542




Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Abbvie, Inc.
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Axle & Mfg. Holdings, Inc.
American Electric Power Company
American Express Company
Antares Pharma Inc.
Apache Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

124,408
104,908
103,773
78,770
61,352
3,665
3,600
18,400
84,998
29,981
3,894
30,000
5,529
5,955
131,120
53,542

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apple Computer Corp.
Arbor Realty Trust, Inc.
Armour Residential Reit, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
BP PLC Sponsored ADR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

037883100
038923108
042315101
00206R102
53015103
057665200
60505104
67901108
71813109
54937107
075887109
084670702
084670108
88606108
09060J106
096627104
55622104


$22,236,582
$215,600
$71,830
$5,163,118
$359,031
$7,156,464
$4,884,549
$244,020
$335,597
$10,671,941
$311,115
$18,077,762
$2,813,040
$3,656,831
$142,509
$556,890
$550,804


50,234
27,500
11,000
140,723
5,521
162,869
401,031
8,300
4,620
339,979
3,254
173,491
18
53,439
33,850
19,000
13,006


50,234
27,500
11,000
140,723
5,521
162,869
401,031
8,300
4,620
339,979
3,254
173,491
18
53,439
33,850
19,000
13,006










Apple Computer Corp.
Arbor Realty Trust, Inc.
Armour Residential Reit, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
BP PLC Sponsored ADR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,234
27,500
11,000
140,723
5,521
162,869
401,031
8,300
4,620
339,979
3,254
173,491
18
53,439
33,850
19,000
13,006


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital One Financial Corp.
Carlyle Group
Caterpillar, Inc.
Celgene Corp.
Celldex Therapeutics, Inc.
CenturyLink, Inc.
Chesapeake Energy Corp.
ChevronTexaco Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


106776107
110122108
118230101
136385101
14040H105
14309L102
149123101
151020104
15117B103
156700106
165167107
166764100
17275R102
172967424
191216100
194162103
206013104


$515,028
$4,190,794
$2,768,102
$610,470
$821,173
$773,553
$8,954,605
$531,447
$514,384
$228,380
$1,301,280
$3,862,363
$7,465,073
$675,678
$6,535,225
$5,898,903
$4,662


25,700
101,743
45,260
19,000
14,944
25,572
102,962
4,585
44,420
6,501
63,757
32,506
357,266
15,273
161,603
49,978
38,850


25,700
101,743
45,260
19,000
14,944
25,572
102,962
4,585
44,420
6,501
63,757
32,506
357,266
15,273
161,603
49,978
38,850









Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital One Financial Corp.
Carlyle Group
Caterpillar, Inc.
Celgene Corp.
Celldex Therapeutics, Inc.
CenturyLink, Inc.
Chesapeake Energy Corp.
ChevronTexaco Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,700
101,743
45,260
19,000
14,944
25,572
102,962
4,585
44,420
6,501
63,757
32,506
357,266
15,273
161,603
49,978
38,850


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









ConocoPhillips
Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
D R Horton Company
Data I/O Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20825C104
22542D852
231269101
126650100
23331A109
237690102
23311P100
249030107
25179M103
254687106
25746U109
260003108
26441C204
263534109
278058102
283702108
29076N206

$2,542,110
$776,504
$32,800
$1,827,098
$1,139,427
$28,384
$1,943,637
$509,280
$5,987,685
$2,315,656
$778,158
$3,857,174
$1,922,256
$246,783
$367,500
$2,934,234
$371,195


42,298
26,910
10,000
33,226
46,890
19,309
41,700
12,000
106,127
40,769
13,375
52,925
26,481
5,020
6,000
66,900
108,220


42,298
26,910
10,000
33,226
46,890
19,309
41,700
12,000
106,127
40,769
13,375
52,925
26,481
5,020
6,000
66,900
108,220










ConocoPhillips
Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
D R Horton Company
Data I/O Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


42,298
26,910
10,000
33,226
46,890
19,309
41,700
12,000
106,127
40,769
13,375
52,925
26,481
5,020
6,000
66,900
108,220


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









EMC Corp. MASS

Emerson Electric

Enbridge Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

Exactech, Inc.

Examworks Group, Inc.

Exxon  Mobile Corporation

Facebook, Inc.

Fidelity National Info. Services

First Citizens Bancshares CL A

Freeport McMoran Copper & Gold

General Dynamics Corp.

General Electric Company

Glaxo Smith Kline PLC

Goldman Sachs Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


268648102
291011104
29250R106
29273V100
29273R109
293792107
30064E109
30066A105
30231G102
30303M102
31620M106
31946M103
35671D857
369550108
369604103
37733W105
38141G104

$5,954,129
$1,048,401
$1,362,328
$807,024
$1,491,046
$6,299,039
$310,350
$337,324
$10,655,778
$718,798
$935,032
$779,581
$377,340
$337,249
$12,160,912
$281,272
$2,180,469


249,231
18,765
45,200
13,800
29,415
104,479
15,000
19,476
118,253
28,100
23,600
4,267
11,400
4,783
525,991
5,996
14,818


249,231
18,765
45,200
13,800
29,415
104,479
15,000
19,476
118,253
28,100
23,600
4,267
11,400
4,783
525,991
5,996
14,818










EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
Exactech, Inc.
Examworks Group, Inc.
Exxon  Mobile Corporation
Facebook, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


249,231
18,765
45,200
13,800
29,415
104,479
15,000
19,476
118,253
28,100
23,600
4,267
11,400
4,783
525,991
5,996
14,818



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Google, Inc. CL A
Government Properties Income Reit
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Highwood Properties, Inc.  REIT
Holly Energy Partners LP
Home Depot, Inc.
Hubbell Inc. Class B
Huntsman Corporation
Hyster-Yale Materials Handling, Inc.
Inergy Midstream LLC
Infinera Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


38259P508
38376A103
393122106
78355W106
414585109
41902R103
431284108
435763107
437076102
443510201
447011107
449172105
45671U106
45667G103
458140100
459200101
06739F291



$10,198,988
$1,574,676
$8,304,329
$238,560
$2,613,169
$9,776,463
$2,201,754
$401,000
$576,173
$1,008,002
$3,405,502
$565,191
$305,125
$110,425
$7,330,315
$8,723,757
$1,010,266



12,842
61,200
146,306
4,000
61,184
356,415
55,642
10,000
8,257
10,380
183,190
9,900
12,500
15,775
335,714
40,899
17,662



12,842
61,200
146,306
4,000
61,184
356,415
55,642
10,000
8,257
10,380
183,190
9,900
12,500
15,775
335,714
40,899
17,662











Google, Inc. CL A
Government Properties Income Reit
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Highwood Properties, Inc.  REIT
Holly Energy Partners LP
Home Depot, Inc.
Hubbell Inc. Class B
Huntsman Corporation
Hyster-Yale Materials Handling, Inc.
Inergy Midstream LLC
Infinera Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,842
61,200
146,306
4,000
61,184
356,415
55,642
10,000
8,257
10,380
183,190
9,900
12,500
15,775
335,714
40,899
17,662



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares Dow Jones  Select Div. Fund
Ishares ETF MSCI Frntr 100 Idx Fd
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares MSCI Brazil Free Idx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Idx Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yld Corp
Ishares TR RUS 2000 I FD


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287168
464286145
464287184
464285105
464287242
464286400
464287465
464287234
464286871
464286848
464286665
464287200
464287341
464287275
464285105
464288513
464287655



$690,236
$263,800
$2,061,802
$671,550
$269,775
$351,559
$1,852,228
$8,037,595
$514,848
$972,000
$368,526
$6,170,872
$403,293
$215,149
$566,480
$1,268,095
$2,828,487



10,887
8,985
55,830
43,270
2,250
6,453
31,404
187,926
25,950
90,000
7,415
39,215
10,100
3,590
36,500
13,440
29,953



10,887
8,985
55,830
43,270
2,250
6,453
31,404
187,926
25,950
90,000
7,415
39,215
10,100
3,590
36,500
13,440
29,953











Ishares Dow Jones  Select Div. Fund
Ishares ETF MSCI Frntr 100 Idx Fd
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares MSCI Brazil Free Idx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Idx Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yld Corp
Ishares TR RUS 2000 I FD

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

10,887
8,985
55,830
43,270
2,250
6,453
31,404
187,926
25,950
90,000
7,415
39,215
10,100
3,590
36,500
13,440
29,953

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Russell Midcp Idx Fund
Ishares TR S&P Citigroup 1-3 Yr Intl
Javelin Mortgage Investment Co.
Johnson & Johnson
KB Home
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods Group
Krispy Kreme Doughnuts, Inc.
Lender Processing Services
Lennar Corp. CL A
Lennox International, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287499
464288125
47200B104
478160104
48666K109
487836108
494368103
494550106
49456B101
50075N104
501014104
52602 E102
526057104
526107107
532457108
534187109
536020100

$5,640,729
$1,092,663
$1,473,750
$15,386,717
$5,537,961
$7,481,805
$457,567
$4,145,130
$403,239
$819,069
$193,496
$306,793
$1,019,205
$564,109
$316,547
$320,230
$1,864,327

44,314
11,700
75,000
188,725
254,385
116,123
4,670
46,175
10,425
15,895
13,400
12,050
24,571
8,885
5,574
9,820
49,100

44,314
11,700
75,000
188,725
254,385
116,123
4,670
46,175
10,425
15,895
13,400
12,050
24,571
8,885
5,574
9,820
49,100









Ishares TR Russell Midcp Idx Fund


Ishares TR S&P Citigroup 1-3 Yr Intl


Javelin Mortgage Investment Co.


Johnson & Johnson


KB Home


Kellogg Company


Kimberly-Clark Corp


Kinder Morgan Energy Partners LP


Kinder Morgan Hold Co. LLC


Kraft Foods Group


Krispy Kreme Doughnuts, Inc.


Lender Processing Services


Lennar Corp. CL A


Lennox International, Inc.


Lilly, Eli & Co.


Lincoln National Corp.


Linn Energy





0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


44,314
11,700
75,000
188,725
254,385
116,123
4,670
46,175
10,425
15,895
13,400
12,050
24,571
8,885
5,574
9,820
49,100

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Medley Capital Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
MGC Diagnostics
Microsoft Corporation
Mondelez International, Inc.
Morgan, JP Chase & Co.
Mrgan JP Exch Trded NT Alrn MLP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


548661107
559080106
57060U613
57060U589
57060U605
57060U100
580135101
58503F106
585055106
58933Y105
591520200
592688105
552768103
594918104
609207105
46625H100
46625H365

$10,264,426
$506,837
$1,122,586
$260,843
$2,281,340
$448,712
$10,966,398
$665,700
$1,801,996
$9,157,798
$231,840
$1,577,828
$226,078
$14,131,242
$1,312,710
$7,749,886
$1,468,094

270,686
9,486
27,835
15,582
42,130
11,855
110,005
42,000
38,373
207,190
18,000
7,400
32,343
494,013
42,878
163,293
32,280

270,686
9,486
27,835
15,582
42,130
11,855
110,005
42,000
38,373
207,190
18,000
7,400
32,343
494,013
42,878
163,293
32,280









Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Medley Capital Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
MGC Diagnostics
Microsoft Corporation
Mondelez International, Inc.
Morgan, JP Chase & Co.
Mrgan JP Exch Trded NT Alrn MLP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


270,686
9,486
27,835
15,582
42,130
11,855
110,005
42,000
38,373
207,190
18,000
7,400
32,343
494,013
42,878
163,293
32,280

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Mosaic Company
National Presto Industries, Inc.
Netflix, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nu Skin Enterprises CL A
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.
Oracle Corp.
Pacific Coast Oil Trust
Pepsico, Inc.
Petroleum & Res. Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


61945C103
6706D8104
64110L106
65080T102
65339F101
654902204
655844108
66987E206
66987V109
67018T105
67074U103
674599105
680223104
68389X105
694103102
713448108
716549100

$2,877,673
$2,326,450
$775,102
$171,128
$901,399
$39,606
$218,907
$43,814
$502,100
$979,030
$233,244
$1,046,631
$522,737
$2,770,487
$374,600
$25,408,945
$289,287

48,275
28,900
4,095
29,054
11,604
12,075
2,840
12,070
7,048
22,150
11,400
13,355
41,128
85,694
20,000
321,185
11,117

48,275
28,900
4,095
29,054
11,604
12,075
2,840
12,070
7,048
22,150
11,400
13,355
41,128
85,694
20,000
321,185
11,117









Mosaic Company
National Presto Industries, Inc.
Netflix, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nu Skin Enterprises CL A
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.
Oracle Corp.
Pacific Coast Oil Trust
Pepsico, Inc.
Petroleum & Res. Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


48,275
28,900
4,095
29,054
11,604
12,075
2,840
12,070
7,048
22,150
11,400
13,355
41,128
85,694
20,000
321,185
11,117

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pfizer, Inc.
Philip Morris International, Inc.
Phillips 66
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Powershares ETF Fund  S&P Smallcap
Praxair, Inc.
Priceline Com, Inc.
Procter & Gamble Co.
Prospect Capital Corporation
Pultegroup, Inc.
PVR Partners LP
QR Energy LP
Qualcomm, Inc.
Ralph Lauren Corporation
Regions Financial Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


717081103
718172109
718546104
72201B101
723787107
726503105
73937B878
74005P104
741503403
742718109
74348T102
745867101
693665101
74734R108
747525103
751212101
7591EP100

$10,745,242
$9,041,914
$1,353,989
$258,240
$521,850
$2,721,658
$324,900
$225,311
$206,448
$13,882,359
$766,100
$517,942
$2,079,246
$2,323,582
$10,663,341
$270,896
$97,035

372,323
97,529
19,351
12,000
4,200
48,188
9,000
2,020
300
180,150
70,220
25,590
86,240
131,350
159,297
1,600
11,848

372,323
97,529
19,351
12,000
4,200
48,188
9,000
2,020
300
180,150
70,220
25,590
86,240
131,350
159,297
1,600
11,848









Pfizer, Inc.

Philip Morris International, Inc.

Phillips 66

Pimco Corporate Opportunity Fund

Pioneer Natural Res. Co.

Plains All American Pipeline LP

Powershares ETF Fund  S&P Smallcap

Praxair, Inc.

Priceline Com, Inc.

Procter & Gamble Co.

Prospect Capital Corporation

Pultegroup, Inc.

PVR Partners LP

QR Energy LP

Qualcomm, Inc.

Ralph Lauren Corporation

Regions Financial Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


372,323

97,529

19,351

12,000

4,200

48,188

9,000

2,020

300

180,150

70,220

25,590

86,240

131,350

159,297

1,600

11,848


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Reynolds American, Inc.
Rio Tinto PLC Spon
Rochester Medical Corp.
Rock-Tenn Company
Royal Bank CDA Montreal
SCBT Finanical Corp.
SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
SCHW Intl. EQ ETF
SCHW US Brd. Mkt. ETF
SCHW US LCAP ETF
SCHW US SCAP ETF
Schwab Charles The Corporation
Sector SPDR Health Fund
Sempra Energy
Silver Wheaton Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


761713106
74955W307
771497104
772739207
780087102
78401V102
808524508
806857108
808524706
808524805
808524102
808524201
808524607
808513105
81369Y209
816851109
828336107

$772,791
$374,521
$363,307
$1,763,010
$210,206
$761,998
$4,344,095
$630,274
$3,882,195
$989,712
$452,028
$997,843
$1,001,167
$184,100
$305,690
$312,166
$1,785,539

17,370
7,955
24,850
19,000
3,486
15,119
137,602
8,416
151,945
35,550
11,908
26,716
23,359
10,407
6,644
3,905
56,955

17,370
7,955
24,850
19,000
3,486
15,119
137,602
8,416
151,945
35,550
11,908
26,716
23,359
10,407
6,644
3,905
56,955









Reynolds American, Inc.
Rio Tinto PLC Spon
Rochester Medical Corp.
Rock-Tenn Company
Royal Bank CDA Montreal
SCBT Finanical Corp.
SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
SCHW Intl. EQ ETF
SCHW US Brd. Mkt. ETF
SCHW US LCAP ETF
SCHW US SCAP ETF
Schwab Charles The Corporation
Sector SPDR Health Fund
Sempra Energy
Silver Wheaton Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


17,370
7,955
24,850
19,000
3,486
15,119
137,602
8,416
151,945
35,550
11,908
26,716
23,359
10,407
6,644
3,905
56,955

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sonoco Products
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Dow Jones Indl. Avg ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP
Summit Midstream Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


835495102
84265V105
78463X863
78467X109
78463V107
78467Y107
78462F103
78463X400
847560109
790849103
858912108
863667101
864482104
866142102
86764L108
867914103
78486Q101

$4,374,275
$1,069,468
$341,714
$200,832
$1,923,152
$500,182
$2,856,877
$3,266,665
$1,969,753
$1,625,688
$955,620
$561,064
$236,028
$221,824
$3,218,334
$260,593
$286,952

125,015
28,466
7,945
1,382
12,450
2,385
18,235
46,700
64,057
40,200
9,000
8,600
5,304
8,000
49,210
9,045
4,045

125,015
28,466
7,945
1,382
12,450
2,385
18,235
46,700
64,057
40,200
9,000
8,600
5,304
8,000
49,210
9,045
4,045









Sonoco Products
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Dow Jones Indl. Avg ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP
Summit Midstream Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


125,015
28,466
7,945
1,382
12,450
2,385
18,235
46,700
64,057
40,200
9,000
8,600
5,304
8,000
49,210
9,045
4,045

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Sysco Corporation
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
TICC Capital Corp.
Tiffany & Company
Tortoise MLP Fund, Inc.
Total SA Spons ADR
Toyota Motor CP ADR
Unifi, Inc.
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

871829107
875465106
87611X105
87612E106
881624209
87244T109
886547108
89148B101
89151E109
892331307
904677200
904708104
904767704
907818108
91324P102
913017109
902973304

$6,929,686
$386,837
$3,023,514
$487,638
$3,836,580
$783,368
$1,198,800
$914,171
$204,875
$4,321,452
$436,550
$1,323,110
$3,037,647
$397,324
$218,599
$9,530,234
$417,600

197,034
10,692
65,700
7,124
96,688
78,770
17,239
32,475
4,270
42,103
22,856
14,620
71,914
2,790
3,821
102,004
15,000

197,034
10,692
65,700
7,124
96,688
78,770
17,239
32,475
4,270
42,103
22,856
14,620
71,914
2,790
3,821
102,004
15,000





















Sysco Corporation

Tanger Fact. Outlet Ctrs

Targa Resources Partners LP

Target Corporation

Teva Pharmaceutical

TICC Capital Corp.

Tiffany & Company

Tortoise MLP Fund, Inc.

Total SA Spons ADR

Toyota Motor CP ADR

Unifi, Inc.

Unifirst Corporation - Mass

Unilever PLC ADR

Union Pacific Corp.

United Health Group, Inc.

United Technologies Corp.

US Bancorp Del


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

197,034
10,692
65,700
7,124
96,688
78,770
17,239
32,475
4,270
42,103
22,856
14,620
71,914
2,790
3,821
102,004
15,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Health Systems, Inc.
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap
Vanguard Total Stock Market
Vanguard Whitehall Funds
Verizon Communications
VF Corporation
Visa, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

91912E105
922908413
921937819
921908844
922042858
922908736
922036207
921910816
922908629
92205F106
922908553
922908751
922908769
921946406
92343V104
918204108
92826C839

$1,030,743
$6,349,023
$622,812
$852,129
$5,498,347
$425,685
$1,298,315
$871,025
$1,399,109
$2,938,241
$374,712
$1,442,834
$345,375
$308,306
$1,021,435
$1,674,313
$722,669

59,615
88,624
7,075
12,970
128,181
5,492
87,311
14,505
15,062
103,350
5,313
15,829
4,266
5,625
20,782
9,981
4,255

59,615
88,624
7,075
12,970
128,181
5,492
87,311
14,505
15,062
103,350
5,313
15,829
4,266
5,625
20,782
9,981
4,255





















Vale SA ADR

Vanguard  S&P 500 ETF

Vanguard Bond Index

Vanguard Dividend Apprec. ETF

Vanguard Emerging Markets Vipers

Vanguard Growth ETF

Vanguard Health Systems, Inc.

Vanguard Mega Cap 300 Growth

Vanguard Mid-Cap ETF

Vanguard National Res. LLC

Vanguard Reit

Vanguard Small Cap

Vanguard Total Stock Market

Vanguard Whitehall Funds

Verizon Communications

VF Corporation

Visa, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

59,615
88,624
7,075
12,970
128,181
5,492
87,311
14,505
15,062
103,350
5,313
15,829
4,266
5,625
20,782
9,981
4,255

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vringo, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Weyerhaeuser Company
Williams Partners LP
Yum Brands, Inc.


common
common
common
common
common
common
common

92911N104
931422109
931142103
949746101
962166104
96950F104
988498101

$278,849
$8,830,098
$13,136,481
$4,478,313
$618,155
$1,610,980
$1,472,324


87,965
185,195
175,551
121,068
19,699
31,100
20,466

87,965
185,195
175,551
121,068
19,699
31,100
20,466



Grand Total 03/31/13




$665,037,966

























Vringo, Inc.


Walgreen Company


Wal-Mart Stores, Inc.


Wells Fargo & Co.


Weyerhaeuser Company


Williams Partners LP


Yum Brands, Inc.



0
0
0
0
0
0
0





0
0
0
0
0
0
0


87,965
185,195
175,551
121,068
19,699
31,100
20,466











0
0
0
0
0
0
0


0
0
0
0
0
0
0




















